Financial Liabilities (Non-Current and Current) - Summary of Gross Financial Debt (Detail) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	€ 32,864		€ 34,525
USD [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,977	$ 7,168	7,119	$ 7,504
GBP [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,427	1,266	2,356	2,017
BRL [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,478	5,863	2,075	7,128
JPY [member]
Disclosure of financial liabilities [line items]
Financial liabilities	148	$ 20,031	162	$ 20,032
EUR [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 23,834		€ 22,813